Capital Structure	9 Months Ended
Sep. 30, 2018
Capital Structure [Abstract]
Capital Structure
10.	Capital Structure:

Details of the Company's common stock and warrants are discussed in Note 10 of the consolidated financial statements for the year ended December 31, 2017, included in the Company's 2017 annual report on Form 20-F and are supplemented by the below new activities.

(a)	Common Stock

On April 23, 2018, the Company received written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company's common stock for 30 consecutive business days, from March 8, 2018 to April 20, 2018, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company is not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance is 180 days, or until October 22, 2018. Since the Company failed to regain compliance until October 22, 2018 but met all other listing standards and requirements, the Company was granted on October 23, 2018 an additional 180-day grace period to regain compliance, until April 22, 2019 (Note 14).

(b)	Warrants

As of September 30, 2018, the Company had outstanding warrants, including both the class A warrants and Warrant I and Warrant II issued to the representative of the underwriters, exercisable to purchase an aggregate of 12,065,000 shares of the Company's common shares.